Subsidiaries - SJ Semi (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries
Current assets	$ 4,168,984	$ 3,683,753	$ 2,590,050
Non-current assets	7,749,467	6,431,525	4,525,297
Current liabilities	(1,906,779)	(1,980,900)	(1,767,191)
Non-current liabilities	(3,290,337)	(2,731,151)	(1,157,901)
Equity attributable to owners of the Company	5,168,960	4,150,674	3,729,856
Non-controlling interests	1,488,302	1,252,553	460,399
Revenue	3,101,175	2,914,180	2,236,415
Other income (expense)	44,957	177	31,594
Profit for the year	126,423	316,434	222,323
Profit (loss) attributable to owners	179,679	376,630	253,411
Profit (loss) attributable to the non-controlling interests	(53,256)	(60,196)	(31,088)
Total other comprehensive income	73,054	(51,330)	(7,603)
Total comprehensive loss attributable to owners	251,135	326,191	245,803
Total comprehensive loss attributable to the non-controlling interests	(51,658)	(61,087)	(31,083)
Total comprehensive income (loss) for the year	199,477	265,104	214,720
Net cash inflow (outflow) from operating activities	1,080,686	977,202	669,197
Net cash outflow from investing activities	(2,662,139)	(2,443,333)	(789,556)
Net cash (outflow) inflow from financing activities	1,271,591	2,614,778	537,078
Net increase in cash and cash equivalent	(309,862)	1,148,647	416,719
SJ Semiconductor Corporation
Subsidiaries
Current assets	205,957	224,737	164,495
Non-current assets	131,041	102,790	66,772
Current liabilities	(46,608)	(11,656)	(18,904)
Non-current liabilities	(7,002)	(5,421)	(34,331)
Net assets	283,388	310,450	178,032
Equity attributable to owners of the Company	158,729	173,992	98,411
Non-controlling interests	124,659	136,458	79,621
Revenue	21,862	12,782	1,543
Expense	(39,504)	(27,300)	(9,621)
Other income (expense)	6,505	6,564	(3,274)
Profit for the year	(11,137)	(7,954)	(11,352)
Profit (loss) attributable to owners	(6,241)	(4,409)	(6,275)
Profit (loss) attributable to the non-controlling interests	(4,896)	(3,545)	(5,077)
Other comprehensive income attributable to owners of the Company	0	0	0
Other comprehensive income attributable to the non-controlling interests	0	0	0
Total other comprehensive income	0	0	0
Total comprehensive loss attributable to owners	(6,241)	(4,409)	(6,275)
Total comprehensive loss attributable to the non-controlling interests	(4,896)	(3,545)	(5,077)
Total comprehensive income (loss) for the year	(11,137)	(7,954)	(11,352)
Dividends paid to non-controlling interests	0	0	0
Net cash inflow (outflow) from operating activities	6,115	(1,194)	(9,841)
Net cash outflow from investing activities	(65,993)	(147,752)	(60,336)
Net cash (outflow) inflow from financing activities	(1,983)	109,291	175,211
Net increase in cash and cash equivalent	$ (61,861)	$ (39,655)	$ 105,034